UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:           811-22987

Victory Pioneer ILS Interval Fund
(Exact name of registrant as specified in charter)

15935 La Cantera Parkway Building Two, San Antonio, Texas
78256
 (Address of principal executive offices)                                        (Zip code)

Christopher J. Kelley, Victory Capital Management Inc. 60 State Street, Boston, MA 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-539-3863

Date of fiscal year end: October 31

Date of reporting period: April 30, 2026

Item 1. Reports to Stockholders.

(a)

Not applicable.

(b)  Not applicable.

Item 2. Code of Ethics.

         Not applicable – only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5.    Audit Committee of Listed Registrants.

Not applicable.

Item 6.   Investments.

(a)  Not applicable.

(b)
Not applicable.

Item 7. Financial Statements and Other Information.

(a)

April 30, 2026
Semi-Annual Report
Victory Pioneer ILS Interval Fund
(formerly Pioneer ILS Interval Fund)

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TABLE OF CONTENTS
Victory
Pioneer
ILS Interval
Fund

This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate.
However, you may elect not to have withholding apply or to have income tax withheld at a higher rate.
Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 539-3863, and Form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
•
NOT FDIC INSURED
•
NO BANK GUARANTEE
•
MAY LOSE VALUE
Portfolio Summary 2
Prices and Distributions 3
Performance Update 4
Schedule of Portfolio Investments 5
Financial Statements
Statement of Assets and Liabilities
11
Statement of Operations
12
Statements of Changes in Net Assets
13
Statement of Cash Flows
14
Financial Highlights
15
Notes to Financial Statements 16

Victory Pioneer ILS Interval Fund
Portfolio Summary
(Unaudited)
Portfolio Diversification
(As a percentage of total investments)*
Sector Diversification by Risk
(As a percentage of total investments)*
10 Largest Holdings
(As a percentage of total investments)*
* Excludes short-term investments and all derivative contracts except for options purchased. The Fund is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any securities.
** Rounds less than 0.01%.
Reinsurance Sidecars
57.9%
Collateralized Reinsurance
19.9%
Event Linked Bonds
12.3%
Multiperil - Worldwide
63.7%
Multiperil - U.S.
12.8%
Wind Storm - Florida
3.3%
Multiperil - U.S. & Canada
2.3%
Multiperil - Massachusetts
2.2%
Flood - U.S.
1.6%
Wind Storm - Texas
0.9%
Wind Storm - U.S. Multistate
0.9%
Wind Storm - North Carolina
0.7%
Earthquake - California
0.6%
Wind Storm - U.S. Regional
0.4%
Wind Storm - Mexico
0.3%
Earthquake - Mexico
0.2%
Earthquake - Canada
0.1%
Wind Storm - U.S. Gulf
0.1%
Multiperil - U.S. Regional
0.0%**
Thopas Re, 12/31/31
7.1%
Pi0047 Re, 6/30/31
7.0%
Berwick Re, 12/31/31
6.5%
Gullane Re, 12/31/31
5.4%
Bantry Re, 6/30/31
5.4%
Bantry Re, 12/31/31
5.2%
Pangaea Re, 7/1/31
4.3%
Pangaea Re, 12/31/31
3.7%
Carnoustie Re, 12/31/31
3.6%
Kirkham Re, 12/31/31
3.6%

Prices and Distributions
April 30, 2026

(Unaudited)
Net Asset Value per Share
Distributions per Share
Index Definition
The ICE Bank of America (ICE BofA) 3-Month U.S. Treasury Bill Index is an unmanaged market index of U.S. Treasury securities maturing in
90 days, that assumes reinvestment of all income. Indices are unmanaged and their returns assume reinvestment of dividends and do not reflect any fees or expenses associated with a closed-end interval fund. It is not possible to invest directly in an index.
The index defined here pertains to the “Value of $1,000,000 Investment” chart appearing on page 4.
4/30/26 10/31/25
Net Asset Value ............................................................. $ 10.33 $ 10.21
Net
Investment
Income
Short-Term
Capital Gains
Long-Term
Capital Gains
11/1/25 – 4/30/26 ................................................................. $ 0.9187 $ — $ —

Victory Pioneer ILS Interval Fund
Performance Update
(Unaudited)
The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month’s end, please visit vcm.com.
Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any.
The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. Generally Accepted Accounting
Principles or the deduction of taxes that a shareholder would pay on net investment income and realized capital gain distributions, including reinvested distributions, or redemptions of shares. The total return figures set forth above include all waivers of fees. Without such fee waivers, the total returns would have been lower.
Victory Pioneer ILS Interval Fund — Growth of $1,000,000
1
The ICE Bank of America (ICE BofA ) 3-Month U.S. Treasury Bill Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days, that assumes reinvestment of all income. Indices are unmanaged and their returns assume reinvestment of dividends and do not reflect any fees or expenses associated with a closed-end interval fund. It is not possible to invest directly in an index.
The graph reflects investment growth of a hypothetical $1,000,000 investment in the Fund. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.
Past performance is not indicative of future results.
Average Annual Total Return
Period Ended April 30, 2026
Share Class
INCEPTION DATE 12/17/14
Net Asset
Value
ICE BofA 3-Month
US Treasury Bill
Index1
One Year 25.39% 3.95%
Five Year 12.18% 3.40%
Ten Year 6.73% 2.29%

Schedule of Portfolio Investments
April 30, 2026
Victory Pioneer ILS Interval Fund

(Unaudited)
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Insurance-Linked Securities (90.1%)
Collateralized Reinsurance (19.9%):
Multiperil - Massachusetts - (2.2%):
Gamboge Re, 3/31/31(a)(b)(c) .............................................. $ 16,250 $ 16,897
Portsalon Re, 5/31/28(a)(b)(c)(d) ............................................ 750 535
Multiperil - U.S. - (7.1%):
Pi0047 Re, 6/30/31(b)(c)(d)(e) ............................................. 52,012 57,856
Riviera Re, 4/30/27(b)(c)(e) ............................................... 11,084 443
Multiperil - U.S. & Canada - (1.5%):
Macclesfield Re, 2/28/28(a)(b)(c)(d) ......................................... 3,015 2,997
Merion Re, 12/31/30(a)(b)(c) .............................................. 8,750 9,078
Multiperil - Worldwide - (9.1%):
Amaranth Re, 12/31/31(a)(b)(c) ............................................ 4,275 3,865
Cerulean Re, 7/31/26(b)(c)(e) .............................................. 10,000 —
Dartmouth Re, 12/31/27(a)(b)(c) ............................................ 4,000 4,153
Gamboge Re, 3/31/30(a)(b)(c)(d) ............................................ 14,250 2,289
Kingston Heath Re, 12/31/31(b)(c)(e) ........................................ 7,000 5,941
Lindrick Re, 6/16/26(b)(c)(e) .............................................. 5,274 —
Llandudno Re, 12/31/31(a)(b)(c) ............................................ 4,125 3,716
Merion Re
12/31/30(a)(b)(c)(d) ................................................. 12,650 198
12/31/31(a)(b)(c)(d) ................................................. 13,000 12,105
Old Head Re, 12/31/31(b)(c)(d)(e) ........................................... 18,600 16,172
Phoenix 3 Re, 1/4/39, Callable 6/4/26 @ 100(b)(c)(f) ............................. 2,767 3,397
Pi0051 Cheltenham Re, 5/31/29(a)(b)(c)(d) .................................... 12,500 12,851
Pine Valley Re, 12/31/31(a)(b)(c)(d) ......................................... 2,500 2,297
Tomtit Re, 12/31/31(a)(b)(c)(d) ............................................. 6,000 6,334
Walton Heath Re, 12/15/27(a)(b)(c)(d) ........................................ 5,250 302
Wind Storm - Florida - (0.0%):(g)
Mangrove Re, 5/31/30(a)(b)(c)(f) ........................................... 2,465 303
161,729
Event Linked Bonds (12.3%):
Earthquake - California - (0.6%):
TorRey Pines Re
8.05%, (BRMMUSDF+450bps), 6/7/28, Callable 6/8/26 @ 103.5(c)(h)(i) .......... 2,750 2,796
10.05%, (BRMMUSDF+650bps), 6/7/28, Callable 6/7/26 @ 103.5(c)(h)(i) ......... 2,250 2,311
Earthquake - Canada - (0.1%):
Ursa Re, Series F, 11.01% (GSMMUSTI+750bps), 2/22/28, Callable 12/7/26 @ 103.5(c)(h)(i) 1,000 1,021
Earthquake - Mexico - (0.2%):
International Bank for Reconstruction & Development
7.86%, (SOFR+422bps), 4/24/28(c)(h)(i) ................................. 1,000 1,022
14.86%, (SOFR+1122bps), 4/24/28(c)(h)(i) ................................ 500 509
Flood - U.S. - (1.6%):
Floodsmart Re, Series B, 25.91% (FHMMUSTF+2240bps), 3/11/30(c)(h)(i) ............. 450 22
FloodSmart Re, 17.87% (FHMMUSTF+1436bps), 3/12/27(c)(h)(i) ................... 12,900 13,484
Multiperil - U.S. - (2.1%):
Atela Re, Series A, 17.80% (BRMMUSDF+1425bps), 5/9/27(c)(h)(i) .................. 1,000 1,048
Four Lakes Re, 12.47% (BRMMUSDF+970bps), 1/7/27, Callable 6/4/26 @ 103.25(c)(h)(i) .. 750 753
Herbie Re
26.54%, (JMMMUSTF+2300bps), 1/8/27, Callable 6/4/26 @ 102.75(c)(h)(i) ........ 1,000 997
13.44%, (JMMMUSTF+990bps), 1/8/28, Callable 1/8/27 @ 103.25(c)(h)(i) ......... 1,500 1,494
14.29%, (JMMMUSTF+1075bps), 1/8/29, Callable 12/31/27 @ 105.5(c)(h)(i) ....... 500 510
Merna Re II
11.89%, (GSMMUSTI+838bps), 7/7/26(c)(h)(i) ............................ 1,000 1,011
10.98%, (GSMMUSTI+747bps), 7/7/27(c)(h)(i) ............................ 1,500 1,543
12.00%, (GSMMUSTI+849bps), 7/7/27, Callable 6/30/26 @ 103.25(c)(h)(i) ........ 3,000 3,081
11.29%, (JMMMUSTF+775bps), 7/7/28(c)(h)(i) ............................ 1,000 1,024
Mystic Re, 15.51% (GSMMUSTI+1200bps), 1/8/27(c)(h)(i) ........................ 2,500 2,510

Victory Pioneer ILS Interval Fund

(Unaudited)
Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
One Shield Re, Series 1, 11.55% (BRMMUSDF+800bps), 4/27/29, Callable 6/13/27 @
105.5(c)(h)(i) ...................................................... $ 1,000 $ 999
Sanders Re, 7.54% (BRMMUSDF+399bps), 4/7/29(c)(h)(i) ........................ 250 253
Sanders Re III
9.02%, (BRMMUSDF+547bps), 4/7/27(c)(h)(i) ............................. 250 254
9.11%, (BRMMUSDF+556bps), 4/7/28(c)(h)(i) ............................. 1,975 2,046
Titania Re, Series A, 11.17% (3 Month U.S. Treasury Bill+750bps), 4/30/29, Callable 4/1/27 @
103.7(c)(h)(i) ...................................................... 250 250
Turicum Re, Series A, 19.29% (JMMMUSTF+1575bps), 4/9/29, Callable 4/9/27 @ 108.75(c)
(h)(i) ............................................................ 1,000 999
Multiperil - U.S. & Canada - (0.8%):
3264 Re, Series A, 11.01% (GSMMUSTI+750bps), 6/8/28(c)(h)(i) .................... 1,000 1,022
Bridge Street Re, Series A, 7.54% (JMMMUSTF+400bps), 1/7/28, Callable 6/4/26 @
102.75(c)(h)(i) ..................................................... 2,000 2,007
Easton Re, 11.05% (BRMMUSDF+750bps), 1/8/27(c)(h)(i) ........................ 1,000 1,010
Ocelot Re, Series A, 8.05% (BRMMUSDF+450bps), 2/26/29, Callable 2/26/27 @ 103(c)(h)(i) 3,000 3,055
Multiperil - Worldwide - (0.3%):
Kendall Re
9.76%, (GSMMUSTI+625bps), 4/30/27(c)(h)(i) ............................ 2,000 2,039
11.25%, (GSMMUSTI+774bps), 4/30/27(c)(h)(i) ............................ 750 767
Wind Storm - Florida - (3.3%):
Armor Re II, Series A, 13.75% (BRMMUSDF+1020bps), 5/7/27(c)(h)(i) ............... 1,000 1,049
First Coast Re, Series B, 11.04% (JMMMUSTF+750bps), 3/10/28, Callable 7/1/27 @ 103.5(c)
(h)(i) ............................................................ 3,000 3,047
Hestia Re, Series B, 11.77% (BNMMDTSC+825bps), 3/13/28, Callable 6/4/26 @ 106(c)(h)(i) 2,000 2,029
Integrity Re, Series D, 26.31% (FHMMUSTF+2280bps), 6/6/26(c)(h)(i) ............... 1,000 1,019
Integrity Re III
11.51%, (FHMMUSTF+800bps), 6/6/27(c)(h)(i) ............................ 1,000 1,012
13.26%, (FHMMUSTF+975bps), 6/6/27(c)(h)(i) ............................ 1,000 1,018
29.01%, (FHMMUSTF+2550bps), 6/6/27(c)(h)(i) ........................... 1,250 1,348
11.51%, (FHMMUSTF+800bps), 6/6/28(c)(h)(i) ............................ 1,000 1,016
13.26%, (FHMMUSTF+975bps), 6/6/28(c)(h)(i) ............................ 500 513
15.76%, (FHMMUSTF+1225bps), 6/6/28(c)(h)(i) ........................... 2,250 2,333
Marlon Re, 10.85% (JMMMUSTF+731bps), 6/7/27, Callable 7/1/26 @ 104.25(c)(h)(i) ..... 1,000 1,038
Merna Re II, 12.26% (GSMMUSTI+875bps), 7/7/27(c)(h)(i) ........................ 500 514
Palm Re
13.22%, (BNMMDTSC+970bps), 6/7/27, Callable 6/4/26 @ 104.5(c)(h)(i) ......... 2,500 2,601
8.55%, (BRMMUSDF+500bps), 6/7/29, Callable 6/15/27 @ 4.5(c)(h)(i) ........... 3,000 2,998
Purple Re
10.79%, (JMMMUSTF+725bps), 6/7/28, Callable 6/7/26 @ 106(c)(h)(i) ........... 3,000 3,117
11.29%, (JMMMUSTF+775bps), 6/7/28, Callable 6/7/26 @ 106.5(c)(h)(i) .......... 2,000 2,060
Wind Storm - Mexico - (0.3%):
International Bank for Reconstruction & Development, 17.36% (SOFR+1372bps), 4/24/28(c)
(h)(i) ............................................................ 2,000 2,073
Wind Storm - North Carolina - (0.7%):
Cape Lookout Re, Series A, 10.40% (FHMMUSTF+690bps), 3/13/28, Callable 3/14/27 @
102.25(c)(h)(i) ..................................................... 5,800 6,015
Wind Storm - Texas - (0.9%):
Alamo Re, 11.94% (FHMMUSTF+843bps), 6/7/27(c)(h)(i) ......................... 2,000 2,000
Bluebonnet Re
15.54%, (JMMMUSTF+1200bps), 6/7/27(c)(h)(i) ........................... 1,500 1,545
12.01%, (FHMMUSTF+850bps), 6/7/28(c)(h)(i) ............................ 1,500 1,558
15.26%, (FHMMUSTF+1175bps), 6/7/28(c)(h)(i) ........................... 2,000 2,089
Wind Storm - U.S. Gulf - (0.1%):
3264 Re, Series B, 21.51% (FHMMUSTF+1800bps), 7/8/27, Callable 6/30/26 @ 106(c)(h)(i) 500 521
Wind Storm - U.S. Multistate - (0.9%):
Chartwell Re, Series C, 12.79% (JMMMUSTF+925bps), 6/7/28, Callable 6/7/26 @ 106(c)(h)
(i) .............................................................. 750 784
Citrus Re, Series A, 11.30% (BRMMUSDF+775bps), 6/7/28, Callable 6/5/26 @ 106.5(c)(h)(i) 4,000 4,052

Victory Pioneer ILS Interval Fund

(Unaudited)
Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Gateway Re
14.43%, (BRMMUSDF+1088bps), 7/8/26, Callable 6/4/26 @ 105.25(c)(h)(i) ....... $ 1,000 $ 1,016
9.45%, (BRMMUSDF+590bps), 7/8/27, Callable 6/16/26 @ 103.25(c)(h)(i) ........ 1,250 1,271
Wind Storm - U.S. Regional - (0.4%):
Citrus Re
12.74%, (BRMMUSDF+919bps), 6/7/27(c)(h)(i) ............................ 1,250 1,287
13.99%, (BRMMUSDF+1044bps), 6/7/27(c)(h)(i) ........................... 1,750 1,818
102,578
Reinsurance Sidecars (57.9%):
Multiperil - U.S. - (3.6%):
Carnoustie Re, 12/31/31(a)(b)(c)(d) .......................................... 30,532 29,402
Multiperil - U.S. Regional - (0.0%):
Brotherhood Mutual Re, 1/31/27(b)(c)(e) ...................................... 5,110 —
Multiperil - Worldwide - (54.3%):
Alturas Re
7/31/26(a)(c)(d)(j) .................................................. 7,274 204
12/31/27(a)(c)(d)(j) ................................................. 7,797 97
Bantry Re
6/30/31(a)(b)(c)(d) .................................................. 38,030 44,367
12/31/31(b)(c)(d)(e) ................................................. 39,448 42,587
Berwick Re, 12/31/31(b)(c)(d)(e) ............................................ 54,811 53,593
Clearwater Re
12/31/31(b)(c)(e) ................................................... 14,115 15,072
3/31/32(b)(c)(e) .................................................... 26,510 26,714
Eden Re II
3/19/27(a)(b)(c)(f)(i) ................................................ 125 506
3/17/28(a)(b)(c)(f)(i) ................................................ 123 433
3/19/30(a)(b)(c)(f)(i) ................................................ 12,100 1,734
Gleneagles Re, 2022, 12/31/27(a)(b)(c)(d) ..................................... 17,549 621
Gullane Re, 12/31/31(b)(c)(d)(e) ............................................ 55,662 44,739
Kirkham Re, 12/31/31(b)(c)(e) ............................................. 37,706 29,385
Pangaea Re
7/1/31(a)(b)(c)(d) ................................................... 28,650 35,414
12/31/31(b)(c)(d)(e) ................................................. 32,646 30,773
Pi0050 Banbury Re, 12/31/31(b)(c)(e) ........................................ 15,552 17,114
Rosapenna Re, 6/30/31(b)(c)(e) ............................................. 15,231 18,903
Sector Re V
12/1/29(a)(b)(c)(f)(i) ................................................ 16 1,505
12/1/30(b)(c)(e)(f)(i) ................................................ 24,000 19,160
12/1/30(b)(c)(e)(f)(i) ................................................ 11,500 2,486
Sussex Re, 12/31/27(b)(c)(e) ............................................... 20,750 —
Thopas Re
12/31/26(a)(c)(d)(j) ................................................. 40,000 588
12/31/26(a)(c)(d)(j) ................................................. 19,180 86
12/31/27(a)(c)(d)(j) ................................................. 43,771 222
12/31/28(a)(c)(d)(j) ................................................. 45,673 —
12/31/29(a)(c)(d)(j) ................................................. 45,673 212
12/31/30(a)(c)(d)(j) ................................................. 48,350 2,455
12/31/31(c)(d)(e)(j) ................................................. 56,397 58,806
Viribus Re
12/31/26(a)(c)(d)(j) ................................................. 11,677 —
12/31/26(a)(c)(d)(j) ................................................. 27,500 —
12/31/28(a)(c)(d)(j) ................................................. 23,750 —
477,178
Total Insurance-Linked Securities (Cost $736,242)
a
a
a
741,485

Victory Pioneer ILS Interval Fund

(Unaudited)
Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
(a) This security is classified as Level 3 within the fair value hierarchy based on significant unobservable inputs. (See Note 2 in the Notes to Financial
Statements)
(b) Issued as participation notes.
(c) The following table details the earliest acquisition date, cost, and market value of the Fund's restricted securities due to trading restrictions at April 30,
2026 (amounts in thousands):
Security Description
Principal Amount
(000)
a
Value
(000)
U.S. Treasury Obligations (7.2%)
U.S. Treasury Bills
3.41%, 5/19/26(k) .................................................. $ 24,500 $ 24,456
3.51%, 6/4/26(k) ................................................... 24,900 24,816
3.52%, 6/9/26(k) ................................................... 10,000 9,961
Total U.S. Treasury Obligations (Cost $59,232)
a
a
a
59,233
Total Investments (Cost $795,474) — 97.3% 800,718
Other assets in excess of liabilities —  2.7% 22,509
NET ASSETS - 100.00% $ 823,227
At April 30, 2026, the Fund's investments in foreign securities were 89.9% of net assets.
Security Name Acquisition Date Cost Value
3264 Re, Series A ................................................... 5/19/2025 $ 1,000 $ 1,022
3264 Re, Series B ................................................... 6/24/2024 500 521
Alamo Re ........................................................ 4/4/2024 2,000 2,000
Alturas Re, 2021-3 .................................................. 7/1/2021 594 204
Alturas Re, 2022-2 .................................................. 4/11/2023 — 97
Amaranth Re ...................................................... 2/2/2026 3,709 3,865
Armor Re II, Series A ................................................ 4/11/2024 1,000 1,049
Atela Re, Series A .................................................. 4/29/2024 1,000 1,048
Bantry Re ........................................................ 12/19/2025 39,448 42,587
Bantry Re ........................................................ 7/23/2025 35,970 44,367
Berwick Re ....................................................... 12/19/2025 54,811 53,593
Bluebonnet Re, Series A .............................................. 5/8/2025 1,500 1,545
Bluebonnet Re, Series B .............................................. 5/8/2025 1,500 1,558
Bluebonnet Re, Series C .............................................. 5/8/2025 2,000 2,089
Bridge Street Re, Series A ............................................. 12/24/2024 2,000 2,007
Brotherhood Mutual Re .............................................. 1/22/2018 774 —
Cape Lookout Re, Series A ............................................ 2/27/2025 5,800 6,015
Carnoustie Re ..................................................... 1/30/2026 30,532 29,402
Cerulean Re ....................................................... 9/10/2018 2,225 —
Chartwell Re, Series C ............................................... 5/2/2025 750 784
Citrus Re, Series A .................................................. 3/19/2024 1,250 1,287
Citrus Re, Series A .................................................. 3/5/2025 4,000 4,052
Citrus Re, Series B .................................................. 3/19/2024 1,750 1,818
Clearwater Re ..................................................... 4/2/2026 26,510 26,714
Clearwater Re ..................................................... 12/19/2025 14,115 15,072
Dartmouth Re ..................................................... 5/8/2025 3,124 4,153
Easton Re ........................................................ 5/16/2024 996 1,010
Eden Re II ........................................................ 12/27/2024 2,100 1,734
Eden Re II, Series B ................................................. 1/17/2023 — 506
Eden Re II, Series B ................................................. 1/10/2024 — 433
First Coast Re, Series B .............................................. 2/21/2025 3,000 3,047
Floodsmart Re, Series B .............................................. 2/23/2023 450 23
FloodSmart Re ..................................................... 2/29/2024 2,900 13,484
Four Lakes Re ..................................................... 12/8/2023 750 753
Gamboge Re ...................................................... 4/23/2025 14,088 16,897
Gamboge Re ...................................................... 5/9/2024 4,612 2,289
Gateway Re ....................................................... 3/11/2024 1,250 1,271
Gateway Re, Series A ................................................ 7/14/2023 1,000 1,016
Gleneagles Re, 2022 ................................................. 1/18/2022 6,768 621
Gullane Re ....................................................... 12/19/2025 55,662 44,739
Herbie Re, Series B ................................................. 2/15/2024 1,500 1,494
Herbie Re, Series B ................................................. 12/17/2024 500 510
Herbie Re, Series C ................................................. 12/17/2024 1,000 997

Victory Pioneer ILS Interval Fund

(Unaudited)
Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
Security Name Acquisition Date Cost Value
Hestia Re, Series B .................................................. 2/27/2025 $ 2,000 $ 2,029
Integrity Re, Series D ................................................ 3/1/2024 1,000 1,019
Integrity Re III, Series A-1 ............................................ 2/21/2025 1,000 1,012
Integrity Re III, Series A-2 ............................................ 2/21/2025 1,000 1,016
Integrity Re III, Series B-1 ............................................ 2/21/2025 1,000 1,018
Integrity Re III, Series B-2 ............................................ 2/21/2025 500 513
Integrity Re III, Series C .............................................. 2/21/2025 2,250 2,333
Integrity Re III, Series D .............................................. 2/21/2025 1,250 1,348
International Bank for Reconstruction & Development ........................ 4/3/2024 1,984 2,073
International Bank for Reconstruction & Development, Series A ................. 4/3/2024 1,000 1,023
International Bank for Reconstruction & Development, Series B ................. 4/3/2024 500 509
Kendall Re ....................................................... 4/22/2024 2,000 2,039
Kendall Re, Series B ................................................ 4/22/2024 750 767
Kingston Heath Re .................................................. 3/5/2026 5,702 5,941
Kirkham Re ....................................................... 2/25/2026 37,706 29,385
Lindrick Re ....................................................... 6/21/2018 — —
Llandudno Re ..................................................... 1/29/2026 3,525 3,716
Macclesfield Re .................................................... 2/24/2026 3,015 2,997
Mangrove Re ...................................................... 6/25/2025 5 303
Marlon Re ........................................................ 5/24/2024 1,000 1,038
Merion Re ........................................................ 6/27/2025 7,405 9,078
Merion Re ........................................................ 1/28/2026 11,474 12,105
Merion Re, 2025-1 .................................................. 1/16/2025 — 198
Merna Re II ....................................................... 5/8/2024 1,500 1,544
Merna Re II ....................................................... 4/5/2023 1,000 1,011
Merna Re II ....................................................... 5/8/2024 3,000 3,081
Merna Re II ....................................................... 5/8/2024 500 514
Merna Re II, Series A ................................................ 5/14/2025 1,000 1,024
Mystic Re ........................................................ 12/12/2023 2,500 2,510
Ocelot Re, Series A ................................................. 2/14/2025 3,000 3,055
Old Head Re ...................................................... 12/22/2025 15,066 16,172
One Shield Re, Series 1 .............................................. 4/10/2026 1,000 1,000
Palm Re ......................................................... 4/4/2024 2,500 2,601
Palm Re, Series A ................................................... 4/10/2026 3,000 2,999
Pangaea Re ....................................................... 7/25/2025 28,650 35,414
Pangaea Re ....................................................... 12/19/2025 32,646 30,773
Phoenix 3 Re ...................................................... 12/21/2020 1,980 3,397
Pi0047 Re ........................................................ 6/27/2025 52,012 57,856
Pi0050 Banbury Re ................................................. 1/29/2026 15,552 17,114
Pi0051 Cheltenham Re ............................................... 6/11/2025 10,027 12,851
Pine Valley Re ..................................................... 1/12/2026 2,213 2,297
Portsalon Re ...................................................... 7/20/2022 454 535
Purple Re, Series A .................................................. 5/6/2025 3,000 3,117
Purple Re, Series B ................................................. 5/6/2025 2,000 2,060
Riviera Re ........................................................ 4/10/2018 2,852 443
Rosapenna Re ..................................................... 7/8/2025 15,231 18,903
Sanders Re ....................................................... 12/10/2024 250 254
Sanders Re III ..................................................... 1/16/2024 1,975 2,046
Sanders Re III ..................................................... 3/24/2023 250 254
Sector Re V ....................................................... 12/31/2025 9,912 19,160
Sector Re V ....................................................... 12/31/2024 20,016 1,505
Sector Re V, Series GL-N ............................................. 12/4/2025 11,500 2,486
Sussex Re ........................................................ 1/27/2022 — —
Thopas Re ........................................................ 1/27/2026 56,397 58,806
Thopas Re, 2020 ................................................... 12/30/2019 — 86
Thopas Re, 2021 ................................................... 12/30/2020 — 588
Thopas Re, 2022 ................................................... 2/7/2022 — 222
Thopas Re, 2023 ................................................... 2/15/2023 — —
Thopas Re, 2024 ................................................... 2/2/2024 — 212
Thopas Re, 2025 ................................................... 1/10/2025 — 2,455
Titania Re, Series A ................................................. 4/15/2026 250 250
Tomtit Re ........................................................ 12/31/2025 7,051 6,334
TorRey Pines Re, Series B ............................................ 4/25/2025 2,750 2,796
TorRey Pines Re, Series C ............................................ 4/25/2025 2,250 2,311

Victory Pioneer ILS Interval Fund

(Unaudited)
Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
(d) Non-income producing security.
(e) Security was fair valued based upon procedures approved by the Board of Trustees and represents 53.4% of net assets as of April 30, 2026. This security is classified as Level 3 within the fair value hierarchy based on significant unobservable inputs. (See Note 2 in the Notes to Financial
Statements)
(f) Zero-coupon bond.
(g) Amount represents less than 0.05% of net assets.
(h) Variable or Floating-Rate Security. Rate disclosed is as of April 30, 2026.
(i) Rule 144A security or other security that is restricted as to resale to institutional investors. As of April 30, 2026, the fair value of these securities was
$128,402 (thousands) and amounted to 15.6% of net assets.
(j) Issued as preference shares.
(k) Rate represents the effective yield at April 30, 2026.
Security Name Acquisition Date Cost Value
Turicum Re, Series A ................................................ 4/8/2026 $ 1,000 $ 1,000
Ursa Re, Series F ................................................... 2/10/2025 1,000 1,021
Viribus Re, 2018 ................................................... 12/22/2017 456 —
Viribus Re, 2019 ................................................... 3/25/2019 — —
Viribus Re, 2023 ................................................... 2/2/2023 — —
Walton Heath Re ................................................... 7/13/2022 — 302
Total (90.1% of net assets) $736,242 $741,485
BNMMDTSC
—
Dreyfus Treasury Securities Cash Management Fund Yield
bps
—
Basis points
BRMMUSDF
—
BlackRock Liquidity Fund Treasury Trust Fund Portfolio Fund Yield
FHMMUSTF
—
Federated Hermes US Treasury Cash Reserves Fund Yield
GSMMUSTI
—
Goldman Sachs Money Market U.S. Treasury Instrument Index
JMMMUSTF
—
JPMorgan 100% US Treasury Securities Money Market Fund Yield
SOFR
—
Secured Overnight Financing Rate
Forward Currency Contracts
At April 30, 2026, the Fund's open forward currency contracts were as follows:
Currency Purchased
In Exchange for
(000) Currency Sold
Deliver
(000) Counterparty
Settlement
Date
Net Unrealized
Appreciation/
(Depreciation)
(000)
U.S. Dollar 348 European Euro 300 Morgan Stanley
Bank, N.A.
6/30/26 $ (5)
U.S. Dollar 6,953 European Euro 6,001 Morgan Stanley
Bank, N.A.
6/30/26 (110)
Total Net Forward Currency Contracts $ (115)

Statement of Assets and Liabilities
April 30, 2026

See notes to financial statements.
(Amounts in Thousands, Except Per Share Amounts)
(Unaudited)
Victory Pioneer ILS
Interval Fund
Assets:
Investments, at value (Cost $795,474) $ 800,718
Cash 22,275
Receivables:
Dividends and interest 974
Capital shares issued 786
Prepaid expenses 24
Total Assets 824,777
Liabilities:
Payables:
Unrealized depreciation on forward currency contracts 115
Accrued expenses and other payables:
Investment advisory fees 1,166
Administration fees 29
Custodian fees 5
Transfer agent fees 12
Sub-Transfer agent fees 59
Trustees' fees 2
Other accrued expenses 162
Total Liabilities 1,550
Commitments and contingencies (Note 5 )
Net Assets:
Capital 880,519
Total accumulated earnings (loss) (57,292)
Net Assets $ 823,227
Shares (unlimited number of shares authorized with no par value): 79,724
Net asset value, offering and redemption price per share:(a) $ 10.33
(a) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

Statement of Operations
For the Six Months Ended April 30, 2026

See notes to financial statements.
(Amounts in Thousands)
(Unaudited)
Victory Pioneer ILS
Interval Fund
Investment Income:
Dividends $ 85,053
Interest 11,291
Total Income 96,344
Expenses:
Investment advisory fees 6,649
Administration fees 166
Sub-Administration fees 3
Custodian fees 5
Transfer agent fees 33
Sub-Transfer agent fees 195
Trustees' fees 13
Legal and audit fees 135
State registration and filing fees 13
Other expenses 21
Total Expenses 7,233
Less fees paid indirectly (1)
Net Expenses 7,232
Net Investment Income (Loss) 89,112
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities and foreign currency transactions 58,865
Net realized gains (losses) from forward foreign currency exchange contracts 133
Net change in unrealized appreciation/depreciation on investment securities (67,977)
Net change in unrealized appreciation/depreciation on forward foreign currency exchange contracts (115)
Net realized/unrealized gains (losses) on investments (9,094)
Change in net assets resulting from operations $ 80,018

(Amounts in Thousands)
Statements of Changes in Net Assets
See notes to financial statements.
Victory Pioneer ILS Interval
Fund
Six Months
Ended
April 30, 2026
(Unaudited)
Year
Ended
October 31,
2025
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 89,112 $ 107,930
Net realized gains (losses) 58,998 (13,634)
Net change in unrealized appreciation/depreciation (68,092) 24,900
Change in net assets resulting from operations 80,018 119,196
Change in net assets resulting from distributions to shareholders (67,212) (83,901)
Change in net assets resulting from capital transactions 63,861 10,578
Change in net assets 76,667 45,873
Net Assets:
Beginning of period 746,560 700,687
End of period $ 823,227 $ 746,560
Capital Transactions:
Proceeds from shares issued $ 85,680 $ 89,439
Distributions reinvested 9,561 10,877
Cost of shares redeemed (31,380) (89,738)
Change in net assets resulting from capital transactions $ 63,861 $ 10,578
Share Transactions:
Issued 8,807 9,980
Reinvested 1,013 1,242
Redeemed (3,242) (9,963)
Change in Shares 6,578 1,259

Statement of Cash Flows
April 30, 2026

See notes to financial statements.
(Amounts in Thousands)
(Unaudited)
 (a) Rounds to less than $1 thousands.
Victory Pioneer ILS
Interval Fund
Six Months
 Ended
April 30,
2026
Cash flows from operating activities:
Net increase in net assets resulting from operations $ 80,018
Adjustments to reconcile net increase in net assets resulting from operations to net cash and foreign currencies from operating activities: —
Purchases of investment securities (546,154)
Proceeds from disposition and maturity of investment securities 566,415
Net purchase of short-term investments (83,421)
Net accretion and amortization of discount/premium on investment securities (54)
Net realized gain on investments in unaffiliated issuers (58,846)
Net change in unrealized appreciation/depreciation on investment securities 67,977
Change in unrealized appreciation on forward foreign currency exchange contracts 115
Decrease in dividends and interest receivable 352
Decrease in prepaid expenses 1
Increase in management fees payable 69
Decrease in administration expenses payable (3)
Decrease in transfer agent fees payable (7)
Increase in sub-transfer agent fees payable 26
Increase in custodian fees payable 1
Decrease in other accrued expenses (77)
Net cash provided by (used in) operating activities $ 26,412
Cash Flows Used In Financing Activities:
Proceeds from shares sold 84,894
Distribution to shareholders (67,212)
Less shares repurchased (31,380)
Cash paid for capital shares redeemed 9,561
Net cash flows used in financing activities $ (4,137)
NET INCREASE(DECREASE) IN CASH AND FOREIGN CURRENCIES ( 22 , 275 )
Cash and foreign currencies:
Beginning of period — (a)
End of period $ 22 , 275

Financial Highlights
For a Share Outstanding Throughout Each Period

See notes to financial statements.
Victory Pioneer ILS Interval Fund
Six Months
Ended
April 30, 2026
(Unaudited)
Year
Ended
October 31,
2025
Year
Ended
October 31,
2024
Year
Ended
October 31,
2023
Year
Ended
October 31,
2022
Year
Ended
October 31,
2021
Net Asset Value, Beginning of Period $10.21 $9.75 $9.40 $8.10 $8.43 $8.88
Investment Activities:
Net investment income (loss)(a) 1.16 1.47 1.92 0.58 0.28 0.30
Net realized and unrealized gains (losses) (0.12) 0.16 (0.48) 0.94 (0.44) (0.31)
Total from Investment Activities 1.04 1.63 1.44 1.52 (0.16) (0.01)
Distributions to Shareholders from:
Net investment income (0.92) (1.17) (1.09) (0.22) (0.17) (0.44)(b)
Total Distributions (0.92) (1.17) (1.09) (0.22) (0.17) (0.44)
Net Asset Value, End of Period $10.33 $10.21 $9.75 $9.40 $8.10 $8.43
Total Return(c)(d) 11.24% 18.66% 17.29% 19.22% (1.97)% (0.11)%
Ratios to Average Net Assets:
Net Expenses(e)(f) 1.90%(g) 1.91% 1.93% 1.94% 1.88% 1.91%
Net Investment Income (Loss)(e) 23.44% 15.83% 21.18% 6.78% 3.41% 3.46%
Gross Expenses(e)(f) 1.90%(g) 1.91% 1.93% 1.94% 1.88% 1.91%
Supplemental Data:
Net Assets at end of period (000's) $823,227 $746,560 $700,687 $682,317 $806,512 $982,923
Portfolio Turnover(c) 43% 34% 29% 41% 45% 70%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) The amount of distributions made to shareholders during the year was in excess of the net investment income earned by the Fund during the year.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.

Notes to Financial Statements
April 30, 2026

(Unaudited)
1. Organization:
Victory Pioneer ILS Interval Fund (the “Fund”) was organized as a Delaware statutory trust on July 15, 2014. Prior to commencing operations on December 22, 2014, the Fund had no operations other than matters relating to its organization and registration as a non-diversified, closed-
end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The investment objective of the Fund is to seek total return.
The accompanying financial statements are those of the following fund (the “Fund”):
* On March 1, 2026, Pioneer ILS Interval Fund was renamed Victory Pioneer ILS Interval Fund.
The Fund’s ability to accept offers to purchase shares may be limited when appropriate investments for the Fund are not available. Shares are generally available for purchase by registered investment advisers acting in a fiduciary capacity on behalf of their clients and by or through other qualified intermediaries and programs sponsored by such qualified financial intermediaries. Shares are also available to certain direct investors, which may be individuals, trusts, foundations and other institutional investors. Effective March 1, 2026, investors may purchase shares on any regular business day and the Fund will no longer schedule quarterly share purchase windows.
Initial investments are subject to investment minimums described in the prospectus. Registered investment advisers and other financial intermediaries may impose different or additional minimum investment and eligibility requirements from those of the fund. The Adviser or the Distributor may waive the Fund’s minimum investment requirements. Victory Capital Management Inc. (“VCM” or the “Adviser”) is
an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
The Fund is an “interval” fund and makes periodic offers to repurchase shares (See Note 9). Except as permitted by the Fund’s structure, no shareholder will have the right to require the Fund to repurchase its shares. No public market for shares exists, and none is expected to develop in the future. Consequently, shareholders generally will not be able to liquidate their investment other than as a result of repurchases of their shares by the Fund.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
Effective April 1, 2025, VCM serves as the Fund’s investment adviser, succeeding Amundi Asset Management US, Inc. (“Amundi US”). On the
same date, Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, became the Distributor for the Fund's shares, succeeding
Amundi Distributor US, Inc. The Distributor receives no fee or other compensation for these services (See Note 5).
On October 31, 2025, the Trust’s Board of Trustees (the “Board”), upon the recommendation of the Adviser, approved a change in the Fund's custodian, sub-administrator, sub-fund accountant, and transfer agent. Effective as of February 9, 2026, Citibank, N.A. serves as the custodian of the Fund, Citi Fund Services Ohio, Inc. serves as sub-administrator and sub-fund accountant of the Fund and FIS Investor Services LLC serves as transfer agent of the Fund.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification (ASC) Topic 946.
Investment Valuation:
The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
Fund (Legal Name) Fund (Short Name)
Victory Pioneer ILS Interval Fund (formerly Pioneer ILS Interval Fund)* ILS Interval Fund

Notes to Financial Statements — continued
April 30, 2026

(Unaudited)
(1)
Realized gain (loss) on these securities is included in the realized gain (loss) from investments on the Statement of Operations.
(2)
Unrealized appreciation (depreciation) on these securities is included in the change in unrealized appreciation (depreciation) from investments on the Statement of Operations.
*
Transfers are calculated on the beginning of period values. During the six months ended April 30, 2026, there were no significant transfers into/out of Level 3.
The Adviser, appointed as the valuation designee by the Trust's Board of Trustees (the “Board”), has established the Pricing Committee (the
“Committee”), and subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which are approved by the Board.
The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange (“NYSE”) is open, as of the close of regular trading on the NYSE.
Event-linked bonds are valued at the bid price obtained from an independent third-party pricing service. Other insurance-linked securities
(including reinsurance sidecars, collateralized reinsurance and industry loss warranties) may be valued at the bid price obtained from an independent pricing service, or through a third party using a pricing matrix, insurance valuation models, or other fair value methods or techniques to provide an estimated value of the instrument. Event-linked bond valuations are typically categorized as Level 2 in the fair value hierarchy.
Other insurance-linked valuations are typically categorized as Level 3 in the fair value hierarchy.
Debt securities are valued each business day by a pricing service approved by the valuation designee and subject to the oversight of the Board.
The pricing service uses the evaluated bid or market quotes to value securities. Debt obligations maturing within 60 days may be valued at amortized cost, provided that the amortized cost represents the fair value of such securities. These valuations are typically categorized as Level
2 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”). These valuations are typically categorized as Level 1 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s NAV to be more reliable than it otherwise would be.
A summary of the valuations as of April 30, 2026, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):
The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):
Level 1 Level 2 Level 3 Total
ILS Interval Fund
Insurance-Linked Securities ...................................... $ — $ 105,977 $ 635,508 $ 741,485
U.S. Treasury Obligations ........................................ — 59,233 — 59,233
Total ....................................................... $ — $ 165,210 $ 635,508 $ 800,718
Other Financial Investments:*
Liabilities:
Forward Currency Contracts ...................................... — (115) — (115)
Total ....................................................... $ — $ (115) $ — $ (115)
Insurance-Linked
Securities
Balance as of 10/31/2025 $ 586,407
Realized gain (loss)
(1)
57,254
Changed in unrealized appreciation (depreciation)
(2)
54,897
Return of capital —
Purchases 385,288
Sales (335,323)
Transfers in to Level 3
*
—
Transfers out of Level 3
*
(3,221)
Balance as of 4/30/2026 $ 635,508
Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at April 30, 2026: $ (13,538)

Notes to Financial Statements — continued
April 30, 2026

(Unaudited)
Investment Companies:
Open-End Funds:
The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Securities Purchased on a Delayed-Delivery or When-Issued Basis:
The Fund may purchase securities on a delayed-delivery or when-issued basis. Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis, or for delayed draws on loans can generally take place within 35 days after the trade date. Securities that require more than 35 days to settle are considered a senior security and subject to Rule 18f-4. At the time the Fund makes the commitment to purchase a security on a delayed-delivery or when-issued basis, the Fund records the transaction and reflects the value of the security in determining NAV. No interest accrues to the Fund until the transaction settles and payment takes place.  If the Fund owns delayed-
delivery or when-issued securities, these values are included in Payables for Investments purchased on the accompanying Statement of Assets and Liabilities.
Loans:
Floating rate loans in which the Fund invests are primarily “senior” loans. Senior floating rate loans typically hold a senior position in the capital structure of the borrower, are typically secured by specific collateral, and have a claim on the assets and/or stock of the borrower that is senior to that held by subordinated debtholders and stockholders of the borrower. While these protections may reduce risk, these investments still present significant credit risk. A significant portion of the Fund’s floating rate investments may be issued in connection with highly leveraged transactions such as leveraged buyouts, leveraged recapitalization loans, and other types of acquisition financing. Obligations in these types of transactions are subject to greater credit risk (including default and bankruptcy) than many other investments and may be, or become, illiquid.
See note regarding below-investment-grade securities. The Fund may purchase second lien loans (secured loans with a claim on collateral subordinate to a senior lender’s claim on such collateral), fixed rate loans, unsecured loans, and other debt obligations. Transactions in loans often settle on a delayed basis, and the Fund may not receive the proceeds from the sale of a loan or pay for a loan purchase for a substantial period of time after entering into the transactions.
Equity-Linked Notes:
Equity-linked notes seek to generate income and provide exposure to the performance of an underlying security, group of securities or exchange traded funds (the “underlying reference instrument”). In an equity-linked note, the Fund purchases a note from a bank or broker-dealer and in return, the issuer provides for interest payments during the term of the note. At maturity or when the security is sold, the Fund will either settle by taking physical delivery of the underlying reference instrument or by receipt of a cash settlement amount equal to the value of the note at termination or maturity. The use of equity-linked notes involves the risk that the value of the note changes unfavorably due to movements in the value of the underlying reference instrument. Equity-linked notes are considered general unsecured contractual obligations of the bank or broker-dealer. The Fund must rely on the creditworthiness of the issuer for its investment returns.
Insurance-Linked Securities ("ILS"):
The Fund invests in ILS. The Fund could lose a portion or all of the principal it has invested in an ILS, and the right to additional interest or dividend payments with respect to the security, upon the occurrence of one or more trigger events, as defined within the terms of an insurance-
linked security. Trigger events, generally, are hurricanes, earthquakes, or other natural events of a specific size or magnitude that occur in a designated geographic region during a specified time period, and/or that involve losses or other metrics that exceed a specific amount. There is no way to accurately predict whether a trigger event will occur, and accordingly, ILS carry significant risk. The Fund is entitled to receive principal, and interest and/or dividend payments so long as no trigger event occurs of the description and magnitude specified by the instrument.
In addition to the specified trigger events, ILS may expose the Fund to other risks, including but not limited to issuer (credit) default, adverse regulatory or jurisdictional interpretations and adverse tax consequences.
The Fund’s investments in ILS may include event-linked bonds. ILS also may include special purpose vehicles (“SPVs”) or similar instruments structured to comprise a portion of a reinsurer’s catastrophe-oriented business, known as quota share instruments (sometimes referred to as reinsurance sidecars), or to provide reinsurance relating to specific risks to insurance or reinsurance companies through a collateralized instrument, known as collateralized reinsurance. Structured reinsurance investments also may include industry loss warranties (“ILWs”). A traditional ILW takes the form of a bilateral reinsurance contract, but there are also products that take the form of derivatives, collateralized structures, or exchange-traded instruments.
Where the ILS are based on the performance of underlying reinsurance contracts, the Fund has limited transparency into the individual underlying contracts, and therefore must rely upon the risk assessment and sound underwriting practices of the issuer. Accordingly, it may be more difficult for the Adviser to fully evaluate the underlying risk profile of the Fund’s structured reinsurance investments, and therefore the
Fund’s assets are placed at greater risk of loss than if the Adviser had more complete information. Structured reinsurance instruments generally will be considered illiquid securities by the Fund. These securities may be difficult to purchase, sell or unwind. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid asset, the Fund may be forced to sell at a loss.

Notes to Financial Statements — continued
April 30, 2026

(Unaudited)
Statement of Cash Flows:
Information on financial transactions which have been settled through the receipt or disbursement of cash or restricted cash is presented in the
Statement of Cash Flows. Cash as presented in the Fund’s Statement of Assets and Liabilities includes cash on hand at the Fund’s custodian bank and does not include any short-term investments.
As of and for the six months ended April 30, 2026, the Fund had no restricted cash presented on the Statement of Assets and Liabilities.
Derivative Instruments:
Foreign Exchange Currency Contracts:
The Fund may enter into foreign exchange currency contracts to convert U.S. dollars to and from various foreign currencies. A foreign exchange currency contract is an obligation by the Fund to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Fund does not engage in “cross-currency” foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Fund’s foreign exchange currency contracts might be considered spot contracts (typically a contract of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. Each foreign exchange currency contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Fund records realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if a counterparty is unable to meet the terms of a foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of foreign exchange currency contracts does not eliminate fluctuations in the underlying prices of the securities. The Fund enters into foreign exchange currency contracts solely for spot or forward hedging purposes, and not for speculative purposes (i.e., the Fund does not enter into such contracts solely for the purpose of earning foreign currency gains). As of April 30,
2026, the Fund had open forward foreign exchange currency contracts.
Summary of Derivative Instruments:
The following table summarizes the fair values of derivative instruments on the Statement of Assets and Liabilities, categorized by risk exposure, as of April 30, 2026 (amounts in thousands):
The following table presents the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the six months ended April 30, 2026 (amounts in thousands):
All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The underlying face value of open derivative positions relative to the Fund’s net assets at period end is representative of the notional amount of open positions to net assets throughout the period.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income is recorded daily on the accrual basis. Gains or losses realized on sales of securities are recorded on the identified cost basis.
Liabilities
Forward
Currency
Contracts
Foreign Exchange Rate Risk Exposure: 115,000
ILS Interval Fund .................................................................................... $ 115
Net Realized
Gains (Losses)
from Forward
Currency Exchange
Contracts
Net Change
in Unrealized
Appreciation/
Depreciation
from Forward
Currency Exchange
Contracts
Forward Exchange Rate Risk Exposure: 133,000 (115,000)
ILS Interval Fund .................................................................. $ 133 $ (115)

Notes to Financial Statements — continued
April 30, 2026

(Unaudited)
The Fund may receive other income from investments in loan assignments and/or unfunded commitments, including amendment fees, consent fees, and commitment fees. These fees are recorded as income when received. These amounts, if received, are included in Interest income on the Statement of Operations.
Withholding taxes on interest, dividends, and gains as a result of certain investments by the Fund have been provided for in accordance with each investment’s applicable country’s tax rules and rates.
Foreign Currency Translations:
The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations, if any, are disclosed as Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations on the Statement of Operations. Realized gains or losses from these fluctuations, if any, are disclosed as Net realized gains (losses) from investment securities and foreign currency transactions on the Statement of Operations.
Federal Income Taxes:
The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of October 31.
For the six months ended April 30, 2026, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Foreign Taxes:
The Fund may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as Fees paid indirectly.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended April 30, 2026, were as follows (amounts in thousands):
4. Affiliated Fund Ownership:
The Fund offers shares for investment by other funds including VCM affiliated fund-of-funds. The affiliated fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by affiliated fund-of-funds within its principal investment strategies may represent a significant portion of an underlying fund’s assets, and together with the investments of the other affiliated funds-of-funds, may represent a substantial portion or even all of an underlying fund’s net assets. The affiliated fund-of-funds’ annual and semi-
annual reports may be viewed at vcm.com. As of April 30, 2026, certain affiliated fund-of-funds owned total outstanding shares of the Fund as follows:
Excluding U.S. Government
Securities
Purchases Sales
ILS Interval Fund .......................................................................... $ 504,069 $ 324,355

Notes to Financial Statements — continued
April 30, 2026

(Unaudited)
5. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate based on a percentage of the average daily net assets of the Fund. The rates at which the Adviser is paid by the Fund are included in the table below.
Amounts incurred and paid to VCM for the six months ended April 30, 2026, are reflected on the Statement of Operations as Investment advisory fees.
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Administration and Fund Accounting Agreement, VCM is paid an administration fee based on a percentage of the average daily net assets of all Companies and Funds (as defined in the Administration and Fund
Accounting Agreement) together with all other registered investment companies for which VCM acts as administrator, and allocating to the
Fund on a pro rata basis calculated based on the Fund’s average daily net assets. The tiered rates at which VCM is paid by the Fund are shown in the table below:
Amounts incurred for the six months ended April 30, 2026, are reflected on the Statement of Operations as Administration fees.
Effective February 9, 2026, Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services, including costs associated with the Chief Compliance Officer, and implementing new reports required by new rules adopted by the SEC under the 1940 Act.
Prior to February 9, 2026, BNY Mellon served as sub-administrator and sub-fund accountant for the Fund. The total amounts incurred and paid for through the six months ended April 30, 2026 are reflected within the Sub-Administration fees on the Statement of Operations.
Transfer Agency Fees:
Effective February 9, 2026, FIS Investor Services LLC, serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services. Prior to February 9, 2026, BNY Mellon Investment Servicing (US) Inc. served as the transfer agent to the Fund at negotiated rates where transfer agent fees included sub-transfer agent expenses incurred through the Fund's omnibus relationship contracts. In addition, the Fund would reimburse out-of-pocket expenses incurred by the former transfer agent related to shareholder communications activities such as proxy and statement mailings, and outgoing phone calls. Total transfer agent fees incurred for the year ended April 30, 2026, are reflected on the Statement of Operations as Transfer agent fees.
Sub-Transfer Agency Fees:
Effective February 9, 2026, the Fund has entered into Sub-Transfer Agency Agreements with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Fund and have agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Fund primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Fund. These services would have been provided by the Fund’s transfer agent and other service providers if the shareholders' accounts were maintained directly at the Fund's transfer agent. Prior to February 9, 2026,
ILS Interval Fund
Ownership %
Victory Pioneer Solutions – Balanced Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.2
Victory Pioneer Bond VCT Portfolio . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.6
Victory Pioneer High Yield VCT Portfolio . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.1
Victory Pioneer Strategic Income VCT Portfolio . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.2
Adviser Fee Tier Rates
Up to $1
billion
Over $1 billion
ILS Interval Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.75%, plus 1.70%
Annual Charge
Up to $15
billion
Over $15 billion -
$30 billion
Over $30
billion - $85
billion
Over $85
billion
ILS Interval Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.08%, plus 0.05%, plus 0.04%, plus 0.03%

Notes to Financial Statements — continued
April 30, 2026

(Unaudited)
BNY Mellon served as sub-transfer agent. Total sub-transfer agent fees incurred for the six months ended April 30, 2026, are reflected on the
Statement of Operations as Sub-Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Fund pursuant to a Distribution Agreement between the Distributor and the Trust and receives no fee or other compensation for these services.
Other Fees:
Effective February 9, 2026, Citibank serves as the Fund's custodian. The Fund pays Citibank a fee for providing these services. Prior to February
9, 2026, BNY Mellon served as the Fund's custodian. Total custodian fees incurred for the period ended April 30, 2026, are reflected on the
Statement of Operations as Custodian fees.
Sidley Austin LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Trust. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred in any fiscal year exceed the expense limit of the
Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business are excluded from the expense limit. As of April 30, 2026, the expense limit (excluding voluntary waivers) was:
Under the terms of the expense limitation agreement, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the
Adviser for a period of up to two years (twenty-four (24) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Fund has not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at April 30, 2026.
Additionally, as of April 30, 2026, the Fund had no recoupable amounts available to be repaid to the Adviser.
The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended April 30, 2026.
Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, legal counsel, and Distributor.
6. Risks:
The following describes principal risks that you may assume as an investor in the Fund. The Fund’s prospectus contains unaudited information regarding the Fund’s principal risks. Please refer to that document when considering the Fund’s principal risks. The Fund may be subject to other risks in addition to these identified risks.
Insurance-Linked Securities ("ILS") Risk:
The Fund could lose a portion or all of the principal it has invested in an insurance-linked security, and the right to additional interest and/or dividend payments with respect to the security, upon the occurrence of one or more trigger events, as defined within the terms of an insurance-
linked security. Trigger events may include natural or other perils of a specific size or magnitude that occur in a designated geographic region during a specified time period, and/or that involve losses or other metrics that exceed a specific amount. The Fund may also invest in insurance-
linked securities that are subject to “indemnity triggers.” An indemnity trigger is a trigger based on the actual losses of the ceding sponsor (i.e., the party seeking reinsurance).
Insurance-linked securities subject to indemnity triggers are often regarded as being subject to potential moral hazard, since such insurance-
linked securities are triggered by actual losses of the ceding sponsor and the ceding sponsor may have an incentive to take actions and/or risks that would have an adverse effect on the Fund. There is no way to accurately predict whether a trigger event will occur and, accordingly, insurance-linked securities carry significant risk. In addition to the specified trigger events, insurance-linked securities may expose the Fund to other risks, including but not limited to issuer (credit) default, adverse regulatory or jurisdictional interpretations and adverse tax consequences.
Certain insurance-linked securities may have limited liquidity, or may be illiquid. The Fund has limited transparency into the individual contracts underlying certain insurance-linked securities, which may make the risk assessment of such securities more difficult. Certain insurance-linked securities may be difficult to value.
Market Risk — The market prices of securities or other assets held by the Fund may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political, or regulatory conditions, political instability, recessions,
In effect until
April 1, 2028
ILS Interval Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.93%

Notes to Financial Statements — continued
April 30, 2026

(Unaudited)
inflation, changes in interest or currency rates, lack of liquidity in the bond markets, the spread of infectious illness or other public health issues, weather or climate events, armed conflict, market disruptions caused by tariffs, trade disputes, sanctions or other government actions, or other factors or adverse investor sentiment. If the market prices of the Fund’s securities and assets fall, the value of your investment will go down. A change in financial condition or other event affecting a single issuer or market may adversely impact securities markets as a whole.
High-Yield/Junk Bond Risk — Debt securities that are below investment grade, called “junk bonds,” are speculative, have a higher risk of default or are already in default, tend to be less liquid and are more difficult to value than higher grade securities. Junk bonds tend to be volatile and more susceptible to adverse events and negative sentiments, and may become illiquid. These risks are more pronounced for securities that are already in default.
Interest Rate Risk — The market prices of the Fund's fixed income securities may fluctuate significantly when interest rates change. The value of your investment will generally go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. Duration is a measure of a fixed income security’s sensitivity to changes in interest rates. For example, if interest rates increase by 1%, the value of a fund’s portfolio with a portfolio duration of ten years would be expected to decrease by 10%, all other things being equal. A general rise in interest rates could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions from the Fund. The maturity of a security may be significantly longer than its effective duration. A security’s maturity and other features may be more relevant than its effective duration in determining the security’s sensitivity to other factors affecting the issuer or markets generally, such as changes in credit quality or in the yield premium that the market may establish for certain types of securities
(sometimes called “credit spread”). In general, the longer its maturity the more a security may be susceptible to these factors. When the credit spread for a fixed income security goes up or “widens,” the value of the security generally will go down. Rising interest rates can lead to increased default rates, as issuers of floating rate securities find themselves faced with higher payments. Unlike fixed rate securities, floating rate securities generally will not increase in value if interest rates decline. Changes in interest rates also will affect the amount of interest income the Fund earns on its floating rate investments.
Credit Risk — The Fund will be subject to credit risk with respect to the amount each expects to receive from counterparties for financial instruments entered into by the Fund. The Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Fund may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding and the Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund typically enter into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization or, if unrated, judged by the Adviser to be of comparable quality.
Non-Diversification Risk — The Fund is not diversified, which means that it can invest a higher percentage of its assets in the securities of any one or more issuers than a diversified fund.  Being non-diversified may magnify the Fund's losses from adverse events affecting a particular issuer.
7. Borrowing and Interfund Lending:
Line of Credit:
The Trust participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with Citibank the Trust may borrow up to $250 million. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the period from September 1,
2025, through January 27, 2026, Citibank received an annual commitment fee of 0.20% for providing the Line of Credit. Effective January 28,
2026, the agreement was renewed with a termination date of June 22, 2026, and the annual commitment fee changed to 0.275%. Additionally, the agreement was renewed again effective June 23, 2026, with a termination date of June 21, 2027, and the annual commitment fee remained unchanged at 0.275%. Each fund in the Trust paid a pro-rata portion of the commitment fees plus an interest on amounts borrowed. Interest is based on the one-month Secured Overnight Financing Rate plus 1.00 percent. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.
The Fund had no borrowings under the Line of Credit agreement during the six months ended April 30, 2026.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.
The Fund did not utilize or participate in the Facility during the six months ended April 30, 2026.

Notes to Financial Statements — continued
April 30, 2026

(Unaudited)
8. Federal Income Tax Information:
Distributions from the Fund's net investment income are declared daily and distributed on the last business day of each month. Distributable net realized gains, if any, are generally declared and paid at least annually.  The Fund may also distribute additional net investment income and net realized gains if necessary for the fund to avoid U.S. federal income or excise tax.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders)
are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification, utilized earnings and profit distributions to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.
Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (loss) will be determined at the end of the current tax year.
As of the tax year ended October 31, 2025, the Fund had net capital loss carryforwards as shown in the table below. It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used (amounts in thousands):
9. Master Netting Agreements:
The Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all of its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs the trading of certain Over the Counter (“OTC”) derivatives and typically contains, among other things, close-out and setoff provisions which apply upon the occurrence of an event of default and/or a termination event as defined under the relevant ISDA
Master Agreement. The ISDA Master Agreement may also give a party the right to terminate all transactions traded under such agreement if, among other things, there is deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master
Agreement, the non-defaulting party has the right to close-out all transactions under such agreement and to net amounts owed under each transaction to determine one net amount payable by one party to the other. The right to close out and net payments across all transactions under the ISDA Master Agreement could result in a reduction of the Fund’s credit risk to its counterparty equal to any amounts payable by the Fund under the applicable transactions, if any. However, the Fund’s right to set-off may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which each specific ISDA Master Agreement of each counterparty is subject.
The collateral requirements for derivatives transactions under an ISDA Master Agreement are governed by a credit support annex to the ISDA
Master Agreement. Collateral requirements are generally determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to threshold (a “minimum transfer amount”) before a transfer is required, which may vary by counterparty.
Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, repledged, assigned or otherwise used while pledged. Cash that has been segregated to cover the Fund’s collateral obligations, if any, will be reported separately on the Statement of Assets and Liabilities as “Swaps collateral”.
Securities pledged by the Fund as collateral, if any, are identified as such in the Schedule of Investments.
Financial instruments subject to an enforceable master netting agreement, such as an ISDA Master Agreement, have been offset on the Statement of Assets and Liabilities. The following chart shows gross assets of the Fund as of April 30, 2026 (amounts in thousands):
(a) The amount presented here may be less than the total amount of collateral received/pledged as the net amount of derivative assets and liabilities cannot be less than $0.
(b) Represents the net amount due from the counterparty in the event of default.
Short-Term
Amount
Long-Term
Amount Total
ILS Interval Fund ...................................................... $ (14,964) $ (166,213) $ (181,177)
a a a a a
Counterparty
Derivative
Liabilities
Subject to
Master Netting
Agreement
Derivatives
Available
for Offset
Non-Cash
Collateral
Pledged
(a)
Cash
Collateral
Pledged
(a)
Net Amount
of Derivative
Liabilities
(b)
Morgan Stanley Bank, N.A.
$ 115
$ — $ — $ —
$ 115
Total
$ 115
$ — $ — $ —
$ 115

Notes to Financial Statements — continued
April 30, 2026

(Unaudited)
10. Repurchase Offers:
The Fund is a closed-end “interval” fund. The Fund has adopted, pursuant to Rule 23c-3 under the 1940 Act, a fundamental policy, which cannot be changed without shareholder approval, requiring the Fund to offer to repurchase at least 5% and up to 25% of the Fund’s outstanding shares at NAV on a regular schedule.
The Fund is required to make repurchase offers every three months. Quarterly repurchase offers occur in the months of January, April, July and
October. The Fund will typically seek to conduct quarterly repurchase offers for 10% of the Fund’s outstanding shares at their NAV per share unless the Fund’s Board of Trustees has approved a higher or lower amount for that repurchase offer. Repurchase offers in excess of 5% are made solely at the discretion of the Fund’s Board of Trustees and investors should not rely on any expectation of repurchase offers in excess of
5%. Even though the Fund makes quarterly repurchase offers investors should consider the Fund’s shares illiquid.
In the event a repurchase offer by the Fund is oversubscribed, the Fund may repurchase, but is not required to repurchase, additional shares up to a maximum amount of 2% of the outstanding shares of the Fund. If the Fund determines not to repurchase additional shares beyond the repurchase offer amount, or if shareholders submit for repurchase an amount of shares greater than that which the Fund is entitled to repurchase, the Fund will repurchase the shares submitted for repurchase on a pro rata basis.
Shares repurchased during the six months ended April 30, 2026 were as follows (amounts in thousands):
11. Segment Reporting:
The Adviser’s Management Committee acts as the Fund’s Chief Operating Decision Maker (“CODM”). The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is predetermined in accordance with the Fund's single investment objective. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios, and changes in net assets, which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
12. New Accounting Pronouncement:
On December 14, 2023, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) 2023-09, which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. The amendments in this ASU are intended to address investor requests for more transparency about income tax information and to improve the effectiveness of income tax disclosures. ASU 2023-09 applies to all entities that are subject to ASC 740, Income Taxes. The ASU is effective for annual periods beginning after December 15, 2024. Management is currently evaluating the impact of ASU 2023-09 and does not believe it will have a material impact on the Fund's financial statements.
Commencement Date
Repurchase
Request Deadline
Repurchase
Pricing Date
NAV on
Repurchase
Pricing Date
Percentage of
Outstanding
Shares the
Fund Offered to
Repurchase
Amount of
Shares the
Fund Offered to
Repurchase
Percentage
of Shares
Tendered
That Were
Repurchased
Number
of Shares
Tendered
10/24/25 12/3/25 12/17/25 $9.48 10% 7,422 26.36% 1,957
1/23/26 2/23/26 3/9/26 $10.03 10% 7,780 15.03% 1,170
4/17/26 5/18/26 6/1/26 $10.43 10% 8,085 34.24% 2,768

How to Contact Victory Capital
We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.
Call us for:
Account Information, including existing accounts, new accounts, prospectuses, applications and service forms                                1-800-539-3863
Visit our web site: vcm.com
This report must be preceded or accompanied by a prospectus.
The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form
N-PORT by visiting the Commission’s web site at https://sec.gov.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
(800) 539-3863
28630-0626

(b)  The Financial Highlights are included as a part of the Financial Statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

         Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Proxy disclosures, if any, are included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a)  The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3)
The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940 are attached hereto.

(a)(4) Not applicable

(a)(5) Not applicable

(b)
The certifications required by Rule 30a-2(b) of the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant
to
the
requirements
of
the
Securities
Exchange
Act
of
1934
and
the
Investment
Company
Act
of
1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)            Victory Pioneer ILS Interval Fund

By (Signature and Title)                     /s/ Carol D. Trevino
                                            Carol D. Trevino, Treasurer and Principal Financial Officer

Date      July 6, 2026

Pursuant
to
the
requirements of
the Securities Exchange Act of 1934
and
the Investment Company Act of 1940, this
report has
been
signed
below
by
the
following
persons
on
behalf
of
the
registrant and
in
the
capacities
and
on
the dates indicated.

By (Signature and Title)                     /s/ Thomas Dusenberry
                                                Thomas Dusenberry, President and Principal Executive Officer

Date      July 6, 2026

By (Signature and Title)                     /s/ Carol D. Trevino
                                            Carol D. Trevino, Treasurer and Principal Financial Officer

Date      July 6, 2026